Employee Benefit Plans	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLANS
9. EMPLOYEE BENEFIT PLANS
Regulatory Recovery of Pension and OPEB Costs
PURA provides for our recovery of pension and OPEB costs applicable to services of our active and retired employees, as well as services of certain EFH Corp./Vistra active and retired employees for periods prior to the deregulation and disaggregation of EFH Corp.’s electric utility businesses effective January 1, 2002 (recoverable service). Accordingly, in 2005, we entered into an agreement with a predecessor of EFH Corp. whereby we assumed responsibility for applicable pension and OPEB costs related to those personnel’s recoverable service. We subsequently entered into agreements with EFH Corp. and a Vistra affiliate regarding provision of these benefits. Pursuant to our agreement with the Vistra affiliate, we sponsor an OPEB plan that provides certain retirement healthcare and life insurance benefits to eligible former Oncor, EFH Corp. and Vistra employees for whom both Oncor and Vistra bear a portion of the benefit responsibility. See “OPEB Plans” below for more information.
We are authorized to establish a regulatory asset or liability for the difference between the amounts of pension and OPEB costs approved in current billing rates and the actual amounts that would otherwise have been recorded as charges or credits to earnings related to recoverable service. Amounts deferred are ultimately subject to regulatory approval. At December 31, 2021 and 2020, we had recorded net regulatory assets totaling $581 million and $966 million, respectively, related to pension and OPEB costs, including amounts related to deferred expenses as well as amounts related to unfunded liabilities that otherwise would be recorded as other comprehensive income.
We have also assumed primary responsibility for pension benefits of a closed group of retired and terminated vested plan participants not related to our regulated utility business
(non-recoverable
service) in a 2012 transaction. Any retirement costs associated with non-recoverable
service are not recoverable through rates.
Pension Plans
We sponsor the Oncor Retirement Plan and also have liabilities related to the Vistra Retirement Plan, both of which are qualified pension plans under Section 401(a) of the Code, and are subject to the provisions of ERISA. Employees do not contribute to either plan. These pension plans provide benefits to participants under one of two formulas: (i) a Cash Balance Formula under which participants earn monthly contribution credits based on their compensation and a combination of their age and years of service, plus monthly interest credits or (ii) a Traditional Retirement Plan Formula based on years of service and the average earnings of the three years of highest earnings. The interest component of the Cash Balance Formula is variable and is determined using the yield on
30-year
Treasury bonds. The weighted-average interest crediting rate assumption for the Cash Balance Formula was 3.0% for 2021. Under the Cash Balance Formula, future increases in earnings will not apply to prior service costs.
All eligible employees hired after January 1, 2001 participate under the Cash Balance Formula. Certain employees, who, prior to January 1, 2002, participated under the Traditional Retirement Plan Formula, continue their participation under that formula. It is Oncor’s policy to fund its plans on a current basis to the extent required under existing federal tax and ERISA regulations.
We also have the Supplemental Retirement Plan for certain employees whose retirement benefits cannot be fully earned under the qualified retirement plan. Supplemental Retirement Plan amounts are included in the reported pension amounts below.
At December 31, 2021, the pension plans’ projected benefit obligation included a net actuarial gain of $95 million for 2021 due primarily to an increase in the discount rate. Actual returns on the plans’ assets in 2021 were more than the expected return on the plans’ assets by $69 million. We expect the pension plans’ amortizations of net actuarial losses to be $32 million in 2022.

OPEB Plans
We currently sponsor two OPEB Plans. One plan covers our eligible current and future retirees whose services are 100% attributed to the regulated business. Effective January 1, 2018, we established a second plan to cover eligible retirees of Oncor and EFH Corp./Vistra whose employment services were assigned to both Oncor (or a predecessor regulated utility business) and the non-regulated
business of EFH Corp./Vistra. Vistra is solely responsible for its portion of the liability for retiree benefits related to those retirees.
Oncor’s contribution policy for the OPEB Plans is to place in irrevocable external trusts dedicated to the payment of OPEB expenses an amount at least equal to the OPEB expense recovered in rates.
At December 31, 2021, the OPEB Plans’ projected benefit obligation included a net actuarial gain of $136 million for 2021, including a $108 million gain associated with updates to census data, health care claims and trend assumptions and a $36 million gain due to an increase in discount rates, offset by a loss of $8 million associated with mortality and other demographic assumption changes. Actual returns on OPEB Plans’ assets in 2021 were more than the expected return on OPEB Plans’ assets by $6 million. We expect the OPEB Plans’ amortizations of net actuarial gains to be $1 million in 2022.
Pension and OPEB Costs Recognized as Expense
Pension and OPEB amounts provided herein include amounts related only to our obligations with respect to the various plans based on actuarial computations and reflect our employee and retiree demographics as described above. Our net costs related to pension and the OPEB Plans were comprised of the following:

	Year Ended December 31,
	2021	2020	2019
Pension costs	$70	$71	$63
OPEB costs	25	19	41

Total benefit costs	95	90	104
Less amounts recognized principally as property, regulatory asset or regulatory liability	(19)	(13)	(27)

Net amounts recognized as operation and maintenance expense or other deductions	$76	$77	$77

The calculated value method is used to determine the market-related value of the assets held in the trust for purposes of calculating our pension costs. Realized and unrealized gains or losses in the market-related value of assets are included over a rolling four-year period. Each year, 25% of such gains and losses for the current year and for each of the preceding three years is included in the market-related value. Each year, the market-related value of assets is increased for contributions to the plan and investment income and is decreased for benefit payments and expenses for that year.
The fair value method is used to determine the market-related value of the assets held in the trust for purposes of calculating OPEB cost.
Detailed Information Regarding Pension and OPEB Benefits
The following pension and OPEB Plans information is based on December 31, 2021, 2020 and 2019 measurement dates:

	Pension Plans			OPEB Plans
	Year Ended December 31,			Year Ended December 31,
	2021	2020	2019	2021	2020	2019

Assumptions Used to Determine Net Periodic Pension and OPEB Costs:
Discount rate	2.40%	3.13%	4.18%	2.58%	3.29%	4.41%
Expected return on plan assets	4.35%	4.94%	5.42%	5.24%	5.90%	6.19%
Rate of compensation increase	4.80%	4.64%	4.53%	—	—	—
Components of Net Pension and OPEB Costs:
Service cost	$33	$29	$25	$5	$6	$6
Interest cost	84	103	128	26	32	43
Expected return on assets	(99)	(109)	(119)	(7)	(8)	(7)
Amortization of prior service cost (credit)	—	—	—	(17)	(20)	(20)
Amortization of net loss	52	48	29	18	10	19
Curtailment cost (credit)	—	—	—	—	(1)	—

Net periodic pension and OPEB costs	$70	$71	$63	$25	$19	$41

Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income:
Curtailment	$—	$—	$—	$—	$2	$—
Net loss (gain)	(164)	61	—	(142)	14	(22)
Amortization of net loss	(52)	(48)	(29)	(18)	(10)	(19)
Amortization of prior service (cost) credit	—	—	—	17	20	20

Total recognized as regulatory assets or other comprehensive income	(216)	13	(29)	(143)	26	(21)

Total recognized in net periodic pension and OPEB costs and as regulatory assets or other comprehensive income	$(146)	$84	$34	$(118)	$45	$20

	Pension Plans			OPEB Plans
	Year Ended December 31,			Year Ended December 31,
	2021	2020	2019	2021	2020	2019
Assumptions Used to Determine Benefit Obligations at Period End:
Discount rate	2.75%	2.40%	3.13%	2.91%	2.58%	3.29%
Rate of compensation increase	4.98%	4.80%	4.64%	—	—	—

	Pension Plans			OPEB Plans
	Year Ended December 31,			Year Ended December 31,
	2021	2020	2019	2021	2020	2019

Change in Projected Benefit Obligation:
Projected benefit obligation at beginning of year	$3,596	$3,400	$3,162	$1,013	$999	$1,006
Service cost	33	29	25	5	6	6
Interest cost	84	103	128	26	32	43
Participant contributions	—	—	—	19	18	19
Actuarial loss (gain)	(95)	302	367	(136)	20	(5)
Benefits paid	(171)	(165)	(164)	(66)	(63)	(70)
Curtailment	—	—	—	—	1	—
Settlements	(89)	(73)	(118)	—	—	—

Projected benefit obligation at end of year	$3,358	$3,596	$3,400	$861	$1,013	$999

Accumulated benefit obligation at end of year	$3,199	$3,433	$3,283	$—	$—	$—

Change in Plan Assets:
Fair value of assets at beginning of year	$2,740	$2,494	$2,249	$145	$141	$132
Actual return on assets	168	350	486	13	14	25
Employer contributions	21	134	41	35	35	35
Participant contributions	—	—	—	19	18	19
Benefits paid	(171)	(165)	(164)	(66)	(63)	(70)
Settlements	(89)	(73)	(118)	—	—	—

Fair value of assets at end of year	$2,669	$2,740	$2,494	$146	$145	$141

Funded Status:
Projected benefit obligation at end of year	$(3,358)	$(3,596)	$(3,400)	$(861)	$(1,013)	$(999)
Fair value of assets at end of year	2,669	2,740	2,494	146	145	141

Funded status at end of year	$(689)	$(856)	$(906)	$(715)	$(868)	$(858)

	Pension Plans		OPEB Plans
	At December 31,		At December 31,
	2021	2020	2021	2020

Amounts Recognized in the Balance Sheet Consist of:
Liabilities:
Other current liabilities	$(5)	$(5)	$(12)	$(14)
Other noncurrent liabilities	(705)	(863)	(703)	(854)

Net liability recognized	$(710)	$(868)	$(715)	$(868)

Assets:
Other noncurrent assets	$21	$12	$—	$—
Regulatory assets:
Net loss (gain)	355	556	(27)	132
Prior service credit	—	—	—	(16)

Net regulatory assets recognized	355	556	(27)	116

Net assets recognized	$376	$568	$(27)	$116

Accumulated other comprehensive net loss	$93	$108	$3	$3
The following tables provide information regarding the assumed health care cost trend rates.

	Year Ended December 31,
	2021	2020	2019

Assumed Health Care Cost Trend Rates—Not Medicare Eligible:
Health care cost trend rate assumed for next year	6.70%	6.90%	7.20%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	4.50%	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2029	2029	2029
Assumed Health Care Cost Trend Rates—Medicare Eligible:
Health care cost trend rate assumed for next year	7.50%	7.80%	8.00%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	4.50%	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2031	2030	2029
The following table provides information regarding pension plans with projected benefit obligations (PBO) and accumulated benefit obligations (ABO) in excess of the fair value of plan assets.

	At December 31,
	2021	2020
Pension Plans with PBO and ABO in Excess of Plan Assets (a):
Projected benefit obligations	$3,358	$3,596
Accumulated benefit obligations	$3,199	$3,433
Plan assets	$2,669	$2,740

(a)
PBO, ABO and the plan assets relating to Oncor’s obligations with respect to the Vistra Retirement Plan are included. Oncor’s obligations with respect to the Vistra Retirement Plan are overfunded. As of December 31, 2021, PBO, ABO and the plan assets relating to Oncor’s obligations with respect to the Vistra Retirement Plan were $187 million, $185 million and $208 million, respectively. As of December 31, 2020, PBO, ABO and the plan assets relating to Oncor’s obligations with respect to the Vistra Retirement Plan were $196 million, $194 million and $208 million, respectively.

The following table provides information regarding OPEB Plans with accumulated projected benefit obligations (APBO) in excess of the fair value of plan assets.

	At December 31,
	2021	2020
OPEB Plans with APBO in Excess of Plan Assets
Accumulated postretirement benefit obligations	$861	$1,013
Plan assets	$146	$145
Pension and OPEB Plans Investment Strategy and Asset Allocations
Our investment objective for the retirement plans is to invest in a suitable mix of assets to meet the future benefit obligations at an acceptable level of risk, while minimizing the volatility of contributions. Equity securities are held to achieve returns in excess of passive indexes by participating in a wide range of investment opportunities. International equity, real estate securities and credit strategies (high yield bonds, emerging market debt and bank loans) are used to further diversify the equity portfolio. International equity securities may include investments in both developed and emerging international markets. Fixed income securities include primarily corporate bonds from a diversified range of companies, U.S. Treasuries and agency securities and money market instruments. Our investment strategy for fixed income investments is to maintain a high grade portfolio of securities, which assists us in managing the volatility and magnitude of plan contributions and expense while maintaining sufficient cash and short-term investments to pay near-term benefits and expenses.
The Oncor Retirement Plan’s investments are managed in two pools: one pool associated with the recoverable service portion of plan obligations related to Oncor’s regulated utility business, and a second pool associated with the non-recoverable
service portion of plan obligations not related to Oncor’s regulated utility business. Each pool is invested in a broadly diversified portfolio as shown below. The second pool represents 24% of total investments at December 31, 2021.
The target asset allocation ranges of the pension plan’s investments by asset category are as follows:

Target Allocation Ranges
Asset Category	Recoverable	Non-recoverable
International equities	12% –20%	5% – 11%
U.S. equities	15% – 23%	6% – 12%
Real estate	3% – 7%	—
Credit strategies	5% – 9%	4% – 8%
Fixed income	48% – 58%	72% – 82%
Our investment objective for the OPEB Plans primarily follows the objectives of the pension plans discussed above, while maintaining sufficient cash and short-term investments to pay near-term benefits and expenses. The actual amounts at December 31, 2021 provided below are consistent with the asset allocation targets.

Fair Value Measurement of Pension Plans’ Assets
At December 31, 2021 and 2020, pension plans’ assets measured at fair value on a recurring basis consisted of the following:

	At December 31, 2021
	Level 1	Level 2	Level 3	Total
Asset Category
Interest-bearing cash	$—	$9	$—	$9
Equity securities:
U.S.	65	1	—	66
International	138	1	—	139
Fixed income securities:
Corporate bonds (a)	—	879	—	879
U.S. Treasuries	—	55	—	55
Other (b)	—	50	—	50

Total assets in the fair value hierarchy	$203	$995	$—	1,198

Total assets measured at net asset value (c)				1,471

Total fair value of plan assets				$2,669

	At December 31, 2020
	Level 1	Level 2	Level 3	Total
Asset Category
Equity securities:
U.S.	$220	$1	$—	$221
International	330	1	—	331
Fixed income securities:
Corporate bonds (a)	—	910	—	910
U.S. Treasuries	—	46	—	46
Other (b)	—	57	—	57

Total assets in the fair value hierarchy	$550	$1,015	$—	1,565

Total assets measured at net asset value (c)				1,175

Total fair value of plan assets				$2,740

(a)	Substantially all corporate bonds are rated investment grade by Fitch, Moody’s or S&P.
(b)	Other consists primarily of municipal bonds, emerging market debt, bank loans and fixed income derivative instruments.
(c)
Fair value was measured using the net asset value (NAV) per share as a practical expedient as the investments did not have a readily determinable fair value and are not required to be classified in the fair value hierarchy. The NAV fair value amounts presented here are intended to permit a reconciliation to the total fair value of plan assets.

Fair Value Measurement of OPEB Plans’ Assets
At D
e
cember 31, 2021 and 2020, the OPEB Plans’ assets measured at fair value on a recurring basis consisted of the following:

	At December 31, 2021
	Level 1	Level 2	Level 3	Total
Asset Category
Interest-bearing cash	$9	$—	$—	$9
Equity securities:
U.S.	16	—	—	16
International	17	—	—	17
Fixed income securities:
Corporate bonds (a)	—	37	—	37
U.S. Treasuries	—	2	—	2
Other (b)	16	2	—	18

Total assets in the fair value hierarchy	$58	$41	$—	99

Total assets measured at net asset value (c)				47

Total fair value of plan assets				$146

	At December 31, 2020
	Level 1	Level 2	Level 3	Total
Asset Category
Interest-bearing cash	$9	$—	$—	$9
Equity securities:
U.S.	24	—	—	24
International	25	—	—	25
Fixed income securities:
Corporate bonds (a)	—	34	—	34
U.S. Treasuries	—	1	—	1
Other (b)	19	3	—	22

Total assets in the fair value hierarchy	$77	$38	$—	115

Total assets measured at net asset value (c)				30

Total fair value of plan assets				$145

(a)	Substantially all corporate bonds are rated investment grade by Fitch, Moody’s or S&P.
(b)	Other consists primarily of diversified bond mutual funds.
(c)
Fair value was measured using the net asset value (NAV) per share as a practical expedient as the investments did not have a readily determinable fair value and are not required to be classified in the fair value hierarchy. The NAV fair value amounts presented here are intended to permit a reconciliation to the total fair value of plan assets.

Expected Long-Term Rate of Return on Assets Assumption
The retirement plans’ strategic asset allocation is determined in conjunction with the plans’ advisors and utilizes a comprehensive Asset-Liability modeling approach to evaluate potential long-term outcomes of various investment strategies. The modeling incorporates long-term rate of return assumptions for each asset class based on historical and future expected asset class returns, current market conditions, rate of inflation, current prospects for economic growth, and taking into account the diversification benefits of investing in multiple asset classes and potential benefits of employing active investment management.

Pension Plans		OPEB Plans
Asset Class	Expected Long-Term Rate of Return	Asset Class	Expected Long-Term Rate of Return
International equity securities	7.05%	401(h) accounts	5.78%
U.S. equity securities	6.10%	Life insurance VEBA	5.70%
Real estate	5.40%	Union VEBA	5.70%
Credit strategies	5.50%	Non-union VEBA	1.90%
Fixed income securities	3.07%	Shared retiree VEBA	1.90%

Weighted average (a)	4.87%	Weighted average	5.61%

(a)	The 2022 expected long-term rate of return for the nonregulated portion of the Oncor Retirement Plan is 4.17%, and for Oncor’s obligations with respect to the Vistra Retirement Plan is 4.66%.
Significant Concentrations of Risk
The plans’ investments are exposed to risks such as interest rate, capital market and credit risks. We seek to optimize return on investment consistent with levels of liquidity and investment risk which are prudent and reasonable, given prevailing capital market conditions and other factors specific to participating employers. While we recognize the importance of return, investments will be diversified in order to minimize the risk of large losses unless, under the circumstances, it is clearly prudent not to do so. There are also various restrictions and guidelines in place including limitations on types of investments allowed and portfolio weightings for certain investment securities to assist in the mitigation of the risk of large losses.
Assumed Discount Rate
For the Oncor retirement plans at December 31, 2021, we selected the assumed discount rate using the Aon
AA-AAA
Bond Universe yield curve, which is based on corporate bond yields and at December 31, 2021 consisted of 831 corporate bonds with an average rating of AA and AAA using Moody’s, S&P and Fitch ratings. For Oncor’s obligations with respect to the Vistra Retirement Plan and the OPEB Plans at December 31, 2021, we selected the assumed discount rate using the Aon AA Above Median yield curve, which is based on corporate bond yields and at December 31, 2021 consisted of 307 corporate bonds with an average rating of AA using Moody’s, S&P and Fitch ratings.
Pension and OPEB Plans Cash Contributions
Our contributions to the benefit plans were as follows:

	Year Ended December 31,
	2021	2020	2019
Pension plans contributions	$21	$134	$41
OPEB Plans contributions	35	35	35

Total contributions	$56	$169	$76

Our funding for the pension plans and the OPEB Plans is expected to total $5 million and $35 million, respectively, in 2022 and approximately $90 million and $177 million, respectively, in the five-year period 2022 to 2026.

Future Benefit Payments
Estimated future benefit payments to participants are as follows:

	2022	2023	2024	2025	2026	2027-31
Pension plans	$181	$184	$188	$191	$192	$950
OPEB Plans	$45	$47	$48	$48	$49	$241
Thrift Plan
Our employees are eligible to participate in a qualified savings plan, the Oncor Thrift Plan, which is a participant-directed defined contribution plan subject to the provisions of ERISA and intended to qualify under Section 401(a) of the Code, and to meet the requirements of Code Sections 401(k) and 401(m). Under the plan, employees may contribute, through pre-tax
salary deferrals and/or
after-tax
applicable payroll deductions, a portion of their regular salary or wages as permitted under law. Employer matching contributions are made in an amount equal to 100% of the first 6% of employee contributions for employees who are covered under the Cash Balance Formula of the Oncor Retirement Plan, and 75% of the first 6% of employee contributions for employees who are covered under the Traditional Retirement Plan Formula of the Oncor Retirement Plan. Employer matching contributions are made in cash and may be allocated by participants to any of the plan’s investment options. Our contributions to the Oncor Thrift Plan totaled $24 million, $23 million and $20 million for the years ended December 31, 2021, 2020 and 2019, respectively.